Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000069244 | Samsung Electronics9291138
Holdings [Line Items]
Percent of Total Investments	1.90%
C000069244 | Alphabet9290581
Holdings [Line Items]
Percent of Total Investments	1.80%
C000069244 | Micron Technology9290790
Holdings [Line Items]
Percent of Total Investments	1.70%
C000069244 | QUALCOMM9290842
Holdings [Line Items]
Percent of Total Investments	1.50%
C000069244 | Dell Technologies9290672
Holdings [Line Items]
Percent of Total Investments	1.40%
C000069244 | PetroChina9291044
Holdings [Line Items]
Percent of Total Investments	1.40%
C000069244 | Cisco Systems9290638
Holdings [Line Items]
Percent of Total Investments	1.20%
C000069244 | Suncor Energy9290947
Holdings [Line Items]
Percent of Total Investments	1.20%
C000069244 | Novartis9290950
Holdings [Line Items]
Percent of Total Investments	1.20%
C000069244 | State Street9290865
Holdings [Line Items]
Percent of Total Investments	1.10%
C000069244 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000069244 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000069244 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000069244 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000069244 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000069244 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000069244 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069244 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000069244 | China
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000069244 | France
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000069244 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000069244 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000069244 | United States
Holdings [Line Items]
Percent of Net Asset Value	57.70%
C000142760 | Samsung Electronics9291138
Holdings [Line Items]
Percent of Total Investments	1.90%
C000142760 | Alphabet9290581
Holdings [Line Items]
Percent of Total Investments	1.80%
C000142760 | Micron Technology9290790
Holdings [Line Items]
Percent of Total Investments	1.70%
C000142760 | QUALCOMM9290842
Holdings [Line Items]
Percent of Total Investments	1.50%
C000142760 | Dell Technologies9290672
Holdings [Line Items]
Percent of Total Investments	1.40%
C000142760 | PetroChina9291044
Holdings [Line Items]
Percent of Total Investments	1.40%
C000142760 | Cisco Systems9290638
Holdings [Line Items]
Percent of Total Investments	1.20%
C000142760 | Suncor Energy9290947
Holdings [Line Items]
Percent of Total Investments	1.20%
C000142760 | Novartis9290950
Holdings [Line Items]
Percent of Total Investments	1.20%
C000142760 | State Street9290865
Holdings [Line Items]
Percent of Total Investments	1.10%
C000142760 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000142760 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000142760 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000142760 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000142760 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000142760 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000142760 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000142760 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000142760 | China
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000142760 | France
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000142760 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000142760 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000142760 | United States
Holdings [Line Items]
Percent of Net Asset Value	57.70%